Shareholder Report, Line Graph (Details) 195803_NEOS Russell 2000 High Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jun. 25, 2024	Dec. 31, 2025
NEOS Russell 2000® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			NEOS Russell 2000® High Income ETF NAV
Accumulated Value	$ 10,635	$ 10,000	$ 12,251
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Total Return Index
Accumulated Value	10,870	10,000	$ 12,814
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Total Return Index
Accumulated Value	$ 11,061	$ 10,000	$ 12,478